Trade Receivables and Contract Assets - Summary of Trade Receivables Breakdown by Geographical Area (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 308,425	€ 218,695
EMEA
Trade Receivables And Contract Assets [Line Items]
Trade receivables	176,638	121,006
APAC
Trade Receivables And Contract Assets [Line Items]
Trade receivables	37,574	25,968
North America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	79,529	62,287
South America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 14,684	€ 9,434